American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
June 30, 2021

Short Duration Strategic Income - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 42.6%
Aerospace and Defense — 0.3%
Boeing Co. (The), 1.43%, 2/4/24	1,260,000	1,263,438
Airlines — 0.7%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,161,000	1,230,660
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	1,516,000	1,629,841
		2,860,501
Banks — 7.4%
Banco Santander SA, 1.85%, 3/25/26	1,600,000	1,617,890
Bank of America Corp., MTN, 4.18%, 11/25/27	2,005,000	2,247,536
Bank of America Corp., VRN, 0.98%, 4/22/25	765,000	767,706
Bank of Nova Scotia (The), 1.35%, 6/24/26	840,000	840,556
Barclays plc, 5.20%, 5/12/26	2,180,000	2,495,588
BNP Paribas SA, 4.375%, 9/28/25(1)	830,000	918,804
BPCE SA, 4.50%, 3/15/25(1)	1,269,000	1,399,830
CIT Group, Inc., VRN, 4.125%, 11/13/29	250,000	258,326
Citigroup, Inc., VRN, 0.98%, 5/1/25	830,000	832,243
Citigroup, Inc., VRN, 3.11%, 4/8/26	490,000	524,663
Citigroup, Inc., VRN, 1.46%, 6/9/27	880,000	877,251
Discover Bank, VRN, 4.68%, 8/9/28	1,790,000	1,902,707
FNB Corp., 2.20%, 2/24/23	510,000	518,264
Huntington Bancshares, Inc., 4.35%, 2/4/23	1,070,000	1,132,084
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	2,150,000	2,433,450
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	895,000	900,054
KeyBank N.A., VRN, 0.43%, 6/14/24	775,000	775,812
Lloyds Banking Group plc, 3.90%, 3/12/24	760,000	824,312
Natwest Group plc, 4.80%, 4/5/26	1,000,000	1,145,471
Societe Generale SA, VRN, 1.49%, 12/14/26(1)	1,370,000	1,358,531
Societe Generale SA, VRN, 1.79%, 6/9/27(1)	1,090,000	1,088,630
Truist Bank, VRN, 2.64%, 9/17/29	1,440,000	1,509,610
Truist Financial Corp., MTN, VRN, 0.45%, 6/9/25	880,000	881,851
Truist Financial Corp., MTN, VRN, 1.27%, 3/2/27	1,100,000	1,099,327
UniCredit SpA, 4.625%, 4/12/27(1)	1,445,000	1,623,327
		29,973,823
Capital Markets — 4.7%
Ares Capital Corp., 2.15%, 7/15/26	2,470,000	2,458,597
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	1,430,000	1,465,391
Blackstone Secured Lending Fund, 2.75%, 9/16/26(1)	1,625,000	1,647,905
Depository Trust & Clearing Corp. (The), VRN, 3.375%, 6/20/26(1)	750,000	763,594
FS KKR Capital Corp., 3.40%, 1/15/26	1,741,000	1,801,162
FS KKR Capital Corp., 2.625%, 1/15/27	486,000	481,092
Golub Capital BDC, Inc., 2.50%, 8/24/26	1,730,000	1,740,890
LPL Holdings, Inc., 4.625%, 11/15/27(1)	535,000	555,969
Macquarie Group Ltd., VRN, 1.63%, 9/23/27(1)	260,000	258,347
Oaktree Specialty Lending Corp., 2.70%, 1/15/27	860,000	860,977
Owl Rock Capital Corp., 3.40%, 7/15/26	705,000	735,458
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	962,000	1,058,795
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(1)	1,220,000	1,284,058
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	1,500,000	1,482,794

Prospect Capital Corp., 3.36%, 11/15/26	2,445,000	2,451,370
		19,046,399
Chemicals — 0.1%
MEGlobal Canada ULC, 5.00%, 5/18/25(1)	525,000	590,042
Communications Equipment — 0.4%
CommScope, Inc., 8.25%, 3/1/27(1)	1,620,000	1,733,481
Construction and Engineering — 0.6%
GMR Hyderabad International Airport Ltd., 4.75%, 2/2/26(1)	900,000	917,534
IHS Netherlands Holdco BV, 7.125%, 3/18/25	1,400,000	1,463,000
		2,380,534
Consumer Finance — 2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.45%, 4/3/26	1,695,000	1,862,246
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(1)	1,950,000	1,943,580
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	1,010,000	1,018,628
Capital One Financial Corp., 3.75%, 7/28/26	1,500,000	1,656,440
OneMain Finance Corp., 3.50%, 1/15/27	823,000	830,201
Synchrony Financial, 4.25%, 8/15/24	710,000	776,221
		8,087,316
Containers and Packaging — 0.3%
Berry Global, Inc., 0.95%, 2/15/24(1)	1,300,000	1,302,756
Diversified Financial Services — 0.8%
Deutsche Bank AG (New York), VRN, 2.13%, 11/24/26	1,515,000	1,538,346
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 2/11/25(1)	1,600,000	1,612,000
		3,150,346
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 1.70%, 3/25/26	1,750,000	1,768,805
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	897,000	933,746
		2,702,551
Electric Utilities — 0.3%
Inkia Energy Ltd., 5.875%, 11/9/27	1,100,000	1,138,148
Entertainment — 0.2%
Netflix, Inc., 3.625%, 6/15/25(1)	730,000	786,152
Equity Real Estate Investment Trusts (REITs) — 3.8%
Crown Castle International Corp., 3.65%, 9/1/27	728,000	803,567
EPR Properties, 5.25%, 7/15/23	815,000	861,330
EPR Properties, 4.75%, 12/15/26	818,000	887,795
EPR Properties, 4.95%, 4/15/28	642,000	694,025
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,800,000	2,076,372
Host Hotels & Resorts LP, 4.00%, 6/15/25	1,425,000	1,543,490
IIP Operating Partnership LP, 5.50%, 5/25/26(1)	1,750,000	1,802,558
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	2,083,000	2,210,771
Omega Healthcare Investors, Inc., 4.50%, 1/15/25	1,110,000	1,213,381
Retail Properties of America, Inc., 4.00%, 3/15/25	639,000	681,860
SBA Tower Trust, 1.88%, 7/15/50(1)	1,594,000	1,616,118
Vornado Realty LP, 2.15%, 6/1/26	955,000	968,420
		15,359,687
Health Care Equipment and Supplies — 0.4%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	1,530,000	1,649,057
Health Care Providers and Services — 1.5%
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	1,000,000	1,058,740
Fresenius Medical Care US Finance III, Inc., 1.875%, 12/1/26(1)	800,000	800,751
Indigo Merger Sub, Inc., 2.875%, 7/15/26(1)(2)	2,000,000	2,034,120
Tenet Healthcare Corp., 6.75%, 6/15/23	1,000,000	1,092,500
Universal Health Services, Inc., 5.00%, 6/1/26(1)	1,000,000	1,028,900
		6,015,011

Insurance — 2.8%
Athene Global Funding, 1.45%, 1/8/26(1)	3,445,000	3,450,490
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)(2)	1,380,000	1,383,367
Protective Life Global Funding, 1.17%, 7/15/25(1)	650,000	650,893
Protective Life Global Funding, 1.62%, 4/15/26(1)	1,525,000	1,545,973
SBL Holdings, Inc., 5.125%, 11/13/26(1)	1,015,000	1,128,250
SBL Holdings, Inc., VRN, 6.50%(1)(3)	1,335,000	1,329,994
Security Benefit Global Funding, 1.25%, 5/17/24(1)	1,830,000	1,833,786
		11,322,753
Internet and Direct Marketing Retail — 0.4%
Meituan, 2.125%, 10/28/25(1)	1,700,000	1,687,978
Machinery — 0.4%
CNH Industrial Capital LLC, 1.45%, 7/15/26	1,750,000	1,739,828
Media — 3.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	755,000	792,750
CSC Holdings LLC, 7.50%, 4/1/28(1)	1,000,000	1,100,465
DISH DBS Corp., 5.00%, 3/15/23	2,095,000	2,197,739
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	1,505,000	1,559,180
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	1,527,000	1,603,541
TEGNA, Inc., 4.625%, 3/15/28	798,000	828,923
ViacomCBS, Inc., 4.75%, 5/15/25	1,390,000	1,573,835
ViacomCBS, Inc., VRN, 6.25%, 2/28/57	1,095,000	1,255,346
WPP Finance 2010, 3.75%, 9/19/24	1,260,000	1,371,311
		12,283,090
Metals and Mining — 1.0%
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	1,400,000	1,432,179
HTA Group Ltd., 7.00%, 12/18/25(1)	1,025,000	1,094,587
Indonesia Asahan Aluminium (Persero) PT, 4.75%, 5/15/25	1,300,000	1,436,643
		3,963,409
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	945,000	946,181
Starwood Property Trust, Inc., 3.625%, 7/15/26(1)(2)	836,000	843,315
		1,789,496
Multiline Retail — 0.2%
Nordstrom, Inc., 2.30%, 4/8/24(1)	1,000,000	1,003,292
Oil, Gas and Consumable Fuels — 2.0%
Ecopetrol SA, 5.875%, 9/18/23	1,500,000	1,623,337
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	745,000	760,788
Geopark Ltd., 6.50%, 9/21/24	293,000	303,229
Geopark Ltd., 5.50%, 1/17/27(1)	800,000	809,008
Hess Corp., 3.50%, 7/15/24	668,000	709,458
HollyFrontier Corp., 2.625%, 10/1/23	750,000	775,968
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	1,200,000	1,239,408
Petroleos Mexicanos, 3.50%, 1/30/23	1,410,000	1,441,358
Petrorio Luxembourg Sarl, 6.125%, 6/9/26(1)	430,000	440,428
		8,102,982
Pharmaceuticals — 0.2%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	700,000	744,275
Real Estate Management and Development — 0.3%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	900,000	937,575
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	456,000	477,336
		1,414,911
Road and Rail — 1.4%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	600,000	615,375
DAE Funding LLC, 1.55%, 8/1/24(1)	962,000	961,875

DAE Funding LLC, 2.625%, 3/20/25(1)	1,910,000	1,948,324
Triton Container International Ltd., 1.15%, 6/7/24(1)	2,250,000	2,246,195
		5,771,769
Semiconductors and Semiconductor Equipment — 1.3%
Broadcom, Inc., 3.46%, 9/15/26	1,370,000	1,492,949
Micron Technology, Inc., 4.64%, 2/6/24	2,600,000	2,851,966
Skyworks Solutions, Inc., 1.80%, 6/1/26	1,030,000	1,043,629
		5,388,544
Technology Hardware, Storage and Peripherals — 1.6%
Dell International LLC / EMC Corp., 4.90%, 10/1/26	1,470,000	1,698,145
EMC Corp., 3.375%, 6/1/23	1,635,000	1,702,060
NCR Corp., 5.125%, 4/15/29(1)	780,000	805,350
Seagate HDD Cayman, 4.75%, 6/1/23	1,345,000	1,435,209
Western Digital Corp., 4.75%, 2/15/26	730,000	812,125
		6,452,889
Thrifts and Mortgage Finance — 0.7%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)(2)	1,900,000	1,915,903
PennyMac Financial Services, Inc., 5.375%, 10/15/25(1)	930,000	981,583
		2,897,486
Trading Companies and Distributors — 1.0%
Air Lease Corp., 1.875%, 8/15/26	860,000	861,337
Aircastle Ltd., 5.25%, 8/11/25(1)	1,286,000	1,445,376
BOC Aviation Ltd., 3.25%, 4/29/25(1)	1,550,000	1,633,314
		3,940,027
Transportation Infrastructure — 0.3%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/24	1,100,000	1,144,805
Wireless Telecommunication Services — 1.4%
Kenbourne Invest SA, 6.875%, 11/26/24(1)	1,000,000	1,062,870
T-Mobile USA, Inc., 2.625%, 4/15/26	2,597,000	2,661,886
Vodafone Group plc, VRN, 3.25%, 6/4/81	2,000,000	2,014,100
		5,738,856
TOTAL CORPORATE BONDS (Cost $171,389,733)		173,425,632
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.2%
Private Sponsor Collateralized Mortgage Obligations — 12.1%
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(1)	491,481	496,804
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)	570,138	573,278
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	1,750,000	1,763,050
Arroyo Mortgage Trust, Series 2020-1, Class M1, 4.28%, 3/25/55(1)	1,250,000	1,314,609
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.76%, 6/25/34	15,775	16,128
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, (1-year H15T1Y plus 2.25%), 2/25/36	9,117	9,268
Bellemeade Re Ltd., Series 2017-1, Class B1 SEQ, VRN, 4.84%, (1-month LIBOR plus 4.75%), 10/25/27(1)	1,500,000	1,560,557
Bellemeade Re Ltd., Series 2017-1, Class M2, VRN, 3.44%, (1-month LIBOR plus 3.35%), 10/25/27(1)	575,759	577,799
Bellemeade Re Ltd., Series 2018-3A, Class B1, VRN, 3.99%, (1-month LIBOR plus 3.90%), 10/25/28(1)	500,000	514,489
Bellemeade Re Ltd., Series 2020-4A, Class M2B, VRN, 3.69%, (1-month LIBOR plus 3.60%), 6/25/30(1)	1,700,000	1,724,743
Bellemeade Re Ltd., Series 2020-2A, Class M1B, VRN, 3.29%, (1-month LIBOR plus 3.20%), 8/26/30(1)	1,102,345	1,110,110
Bunker Hill Loan Depositary Trust, Series 2019-2, Class M1, 3.67%, 7/25/49(1)	2,200,000	2,223,569
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A2 SEQ, VRN, 2.60%, 2/25/55(1)	1,200,000	1,220,247
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.02%, 8/25/34	35,581	36,444
COLT Mortgage Loan Trust, Series 2020-2, Class B1 SEQ, VRN, 5.25%, 3/25/65(1)	1,000,000	1,023,332
COLT Mortgage Loan Trust, Series 2020-2, Class M1, VRN, 5.25%, 3/25/65(1)	1,200,000	1,250,408
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class M1, VRN, 2.84%, 2/25/50(1)	3,008,500	3,068,651
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3 SEQ, VRN, 1.63%, 4/25/66(1)	1,941,614	1,940,398
Deephaven Residential Mortgage Trust, Series 2020-1, Class B1, VRN, 3.66%, 1/25/60(1)	1,375,000	1,387,711

GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class M1, VRN, 3.29%, 9/27/60(1)	1,600,000	1,624,604
Home RE Ltd., Series 2020-1, Class B1, VRN, 7.09%, (1-month LIBOR plus 7.00%), 10/25/30(1)	1,275,000	1,304,405
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(1)	1,070,625	1,079,041
Homeward Opportunities Fund I Trust, Series 2019-3, Class M1, VRN, 3.52%, 11/25/59(1)	1,115,000	1,150,722
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.38%, 6/25/56(1)	1,000,000	999,927
J.P. Morgan Wealth Management, Series 2021-CL1, Class M5, VRN, 3.67%, (SOFR plus 3.65%), 3/25/51(1)	828,653	836,459
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, VRN, 5.03%, 10/25/49(1)	1,928,429	2,026,482
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.81%, 2/25/35	15,360	15,546
MFA Trust, Series 2020-NQM1, Class A3 SEQ, VRN, 2.30%, 8/25/49(1)	523,209	531,387
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class M1 SEQ, VRN, 3.89%, 5/24/60(1)	1,475,000	1,526,481
Oaktown Re IV Ltd., Series 2020-1A, Class M2, VRN, 7.09%, (1-month LIBOR plus 7.00%), 7/25/30(1)	750,000	773,593
Oaktown Re V Ltd., Series 2020-2A, Class M2, VRN, 5.34%, (1-month LIBOR plus 5.25%), 10/25/30(1)	1,250,000	1,320,065
Radnor RE Ltd., Series 2019-1, Class B1, VRN, 4.54%, (1-month LIBOR plus 4.45%), 2/25/29(1)	2,950,000	3,028,819
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.71%, (SOFR plus 1.70%), 12/27/33(1)	1,500,000	1,501,406
Residential Mortgage Loan Trust, Series 2020-2, Class M1 SEQ, VRN, 3.57%, 5/25/60(1)	1,800,000	1,853,386
Traingle RE Ltd., Series 2020-1, Class M2, VRN, 5.69%, (1-month LIBOR plus 5.60%), 10/25/30(1)	670,000	679,824
Traingle RE Ltd., Series 2021-1, Class M2, VRN, 3.99%, (1-month LIBOR plus 3.90%), 8/25/33(1)	850,000	853,974
Verus Securitization Trust, Series 2020-2, Class M1, VRN, 5.36%, 5/25/60(1)	1,225,000	1,302,427
Verus Securitization Trust, Series 2020-4, Class A3 SEQ, VRN, 2.32%, 5/25/65(1)	787,661	800,175
Verus Securitization Trust, Series 2020-INV1, Class M1 SEQ, VRN, 5.50%, 3/25/60(1)	1,450,000	1,546,073
Verus Securitization Trust 2021-R3, Series 2021-R3, Class A3, VRN, 1.38%, 4/25/64(1)	1,641,634	1,641,884
Vista Point Securitization Trust, Series 2020-1, Class B1, VRN, 5.375%, 3/25/65(1)	1,000,000	1,049,615
		49,257,890
U.S. Government Agency Collateralized Mortgage Obligations — 3.1%
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.09%, (1-month LIBOR plus 5.00%), 12/25/28	453,852	474,928
FHLMC, Series 2016-HQA4, Class M3, VRN, 3.99%, (1-month LIBOR plus 3.90%), 4/25/29	923,048	962,384
FHLMC, Series 2018-DNA3, Class B1, VRN, 3.99%, (1-month LIBOR plus 3.90%), 9/25/48(1)	650,000	672,829
FHLMC, Series 2019-DNA1, Class B1, VRN, 4.74%, (1-month LIBOR plus 4.65%), 1/25/49(1)	700,000	727,450
FHLMC, Series 2019-DNA3, Class B1, VRN, 3.34%, (1-month LIBOR plus 3.25%), 7/25/49(1)	550,000	556,328
FHLMC, Series 2019-FTR2, Class B1, VRN, 3.09%, (1-month LIBOR plus 3.00%), 11/25/48(1)	2,350,000	2,294,067
FHLMC, Series 2019-FTR2, Class M2, VRN, 2.24%, (1-month LIBOR plus 2.15%), 11/25/48(1)	550,573	550,647
FHLMC, Series 2020-DNA3, Class B1, VRN, 5.19%, (1-month LIBOR plus 5.10%), 6/25/50(1)	1,300,000	1,364,759
FHLMC, Series 2020-DNA5, Class B1, VRN, 4.82%, (SOFR plus 4.80%), 10/25/50(1)	840,000	894,529
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.69%, (1-month LIBOR plus 3.60%), 7/25/50(1)	168,914	171,132
FNMA, Series 2014-C01, Class M2, VRN, 4.49%, (1-month LIBOR plus 4.40%), 1/25/24	1,757,074	1,818,237
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	2,253,043	395,560
FNMA, Series 2016-C03, Class 2M2, VRN, 5.99%, (1-month LIBOR plus 5.90%), 10/25/28	22,404	23,693
FNMA, Series 2016-C04, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 1/25/29	897,227	937,408
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	1,748,061	368,926
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	2,166,577	304,480
		12,517,357
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,007,304)		61,775,247
COLLATERALIZED LOAN OBLIGATIONS — 12.4%
Aimco CLO 12 Ltd., Series 2020-12A, Class C, VRN, 2.38%, (3-month LIBOR plus 2.15%), 1/17/32(1)	1,700,000	1,705,406
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 2.43%, (3-month LIBOR plus 2.25%), 7/24/29(1)	1,500,000	1,496,793
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class B1, VRN, 3.09%, (3-month LIBOR plus 2.90%), 1/20/32(1)	1,000,000	1,009,662
Apidos CLO XXXIV, Series 2020-34A, Class C, VRN, 2.54%, (3-month LIBOR plus 2.30%), 1/20/33(1)	1,775,000	1,784,110
Ares CLO Ltd., Series 2015-2A, Class DR, 3.29%, 4/17/33(1)	3,450,000	3,453,380
ARES LII CLO Ltd., Series 2019-52A, Class D, VRN, 4.13%, (3-month LIBOR plus 3.95%), 4/22/31(1)	2,150,000	2,162,810
Ares LVI CLO Ltd., Series 2020-56A, Class D1, VRN, 3.93%, (3-month LIBOR plus 3.75%), 10/25/31(1)	750,000	755,417
Ares XLIX CLO Ltd., Series 2018-49A, Class C, VRN, 2.13%, (3-month LIBOR plus 1.95%), 7/22/30(1)	2,600,000	2,606,782
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 1.93%, (3-month LIBOR plus 1.75%), 4/15/30(1)	1,000,000	993,423

Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.31%, (3-month LIBOR plus 2.20%), 8/14/30(1)(2)	2,000,000	2,000,000
CBAM Ltd., Series 2018-5A, Class B1, VRN, 1.59%, (3-month LIBOR plus 1.40%), 4/17/31(1)	1,000,000	993,824
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 1.94%, (3-month LIBOR plus 1.75%), 4/17/30(1)	2,000,000	1,992,580
Deer Creek CLO Ltd., Series 2017-1A, Class D, VRN, 3.14%, (3-month LIBOR plus 2.95%), 10/20/30(1)	700,000	695,456
Elmwood CLO I Ltd., Series 2019-1A, Class DR, VRN, 4.59%, (3-month LIBOR plus 4.40%), 10/20/33(1)	3,250,000	3,332,326
Elmwood CLO IV Ltd., Series 2020-1A, Class D, VRN, 3.33%, (3-month LIBOR plus 3.15%), 4/15/33(1)	1,000,000	1,006,615
Goldentree Loan Management US CLO Ltd., Series 2017-1A, Class ER2, VRN, 6.70%, (3-month LIBOR plus 6.50%), 4/20/34(1)	1,150,000	1,153,742
Kayne CLO 7 Ltd., Series 2020-7A, Class E, VRN, 6.69%, (3-month LIBOR plus 6.50%), 4/17/33(1)	660,175	660,938
Magnetite XXIII Ltd., Series 2019-23A, Class D, VRN, 3.78%, (3-month LIBOR plus 3.60%), 10/25/32(1)	2,725,000	2,744,801
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.03%, (3-month LIBOR plus 1.85%), 1/15/33(1)	650,000	652,437
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class BR2, VRN, 2.34%, (3-month LIBOR plus 2.15%), 10/21/30(1)	1,725,000	1,729,738
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class C, VRN, 2.88%, (3-month LIBOR plus 2.70%), 4/16/31(1)	1,200,000	1,174,312
OHA Credit Funding 7 Ltd., Series 2020-7A, Class D, VRN, 3.84%, (3-month LIBOR plus 3.65%), 10/19/32(1)	750,000	755,041
OHA Loan Funding Ltd., Series 2016-1A, Class DR, VRN, 3.19%, (3-month LIBOR plus 3.00%), 1/20/33(1)	3,500,000	3,517,593
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class C, VRN, 3.52%, (3-month LIBOR plus 3.33%), 10/20/31(1)	3,300,000	3,249,033
Reese Park CLO Ltd., Series 2020-1A, Class C1, VRN, 2.63%, (3-month LIBOR plus 2.45%), 10/15/32(1)	1,500,000	1,506,802
Rockford Tower CLO Ltd., Series 2017-3A, Class D, VRN, 2.84%, (3-month LIBOR plus 2.65%), 10/20/30(1)	2,150,000	2,131,487
Rockford Tower CLO Ltd., Series 2018-1A, Class D, VRN, 3.16%, (3-month LIBOR plus 3.00%), 5/20/31(1)	1,000,000	1,003,740
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 2.60%, (3-month LIBOR plus 2.35%), 1/20/32(1)	700,000	704,302
Silver Creek CLO Ltd., Series 2014-1A, Class DR, VRN, 3.54%, (3-month LIBOR plus 3.35%), 7/20/30(1)	750,000	751,405
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 1.98%, (3-month LIBOR plus 1.80%), 1/15/30(1)	2,970,000	2,959,163
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $50,564,095)		50,683,118
U.S. TREASURY SECURITIES — 7.1%
U.S. Treasury Notes, 0.25%, 5/15/24	5,000,000	4,973,047
U.S. Treasury Notes, 0.125%, 12/15/23(4)	1,500,000	1,492,383
U.S. Treasury Notes, 1.50%, 9/30/24	5,000,000	5,159,375
U.S. Treasury Notes, 0.25%, 3/15/24(4)	8,500,000	8,467,461
U.S. Treasury Notes, 0.25%, 4/15/23(4)	200,000	200,137
U.S. Treasury Notes, 0.125%, 5/15/23	500,000	499,131
U.S. Treasury Notes, 0.375%, 4/15/24	8,200,000	8,191,031
TOTAL U.S. TREASURY SECURITIES (Cost $29,043,389)		28,982,565
ASSET-BACKED SECURITIES — 5.4%
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)(2)	1,750,000	1,752,803
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	129,046	132,308
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(1)	349,668	367,127
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)	840,602	852,318
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 9/17/25(1)	1,225,000	1,228,777
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)	1,500,000	1,527,326
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/28(1)(2)	1,000,000	999,992
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	618,282	633,431
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(1)	379,905	397,877
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(1)	550,765	564,288
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)	1,875,000	1,884,493
MVW LLC, Series 2019-2A, Class B, 2.44%, 10/20/38(1)	723,807	732,932
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(1)	102,323	105,934
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)	2,002,073	2,000,737
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(1)	400,000	403,585
Progress Residential Trust, Series 2019-SFR2, Class B, 3.45%, 5/17/36(1)	900,000	915,514

Progress Residential Trust, Series 2019-SFR3, Class B, 2.57%, 9/17/36(1)	1,750,000	1,775,487
Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(1)	1,250,000	1,302,175
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)	400,000	396,025
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(1)	70,642	72,545
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(1)	168,505	174,478
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class B, 3.42%, 1/20/36(1)	269,608	279,322
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	390,399	400,115
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	271,192	275,965
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	1,750,000	1,775,362
VSE VOI Mortgage LLC, Series 2017-A, Class B, 2.63%, 3/20/35(1)	36,971	37,517
VSE VOI Mortgage LLC, Series 2018-A, Class A SEQ, 3.56%, 2/20/36(1)	1,078,793	1,135,511
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	44,950	47,075
TOTAL ASSET-BACKED SECURITIES (Cost $21,931,230)		22,171,019
PREFERRED STOCKS — 4.8%
Banks — 1.6%
Banco do Brasil SA, 6.25%	800,000	817,816
Banco Santander SA, 4.75%	1,275,000	1,293,488
BNP Paribas SA, 4.625%(1)	1,010,000	1,053,955
Citigroup, Inc., 3.875%	1,520,000	1,556,100
JPMorgan Chase & Co., 4.60%	1,880,000	1,950,594
		6,671,953
Capital Markets — 1.1%
Bank of New York Mellon Corp. (The), 3.70%	1,300,000	1,358,500
Charles Schwab Corp. (The), Series H, 4.00%	1,600,000	1,638,800
Charles Schwab Corp. (The), Series I, 4.00%	1,075,000	1,123,375
Goldman Sachs Group, Inc. (The), 3.80%	445,000	454,033
		4,574,708
Consumer Finance — 1.0%
Ally Financial, Inc., 4.70%	1,430,000	1,451,879
American Express Co., 3.40%	1,155,000	1,159,331
Capital One Financial Corp., 3.95%	970,000	993,038
Discover Financial Services, 5.50%	564,000	606,277
		4,210,525
Oil, Gas and Consumable Fuels — 0.2%
BP Capital Markets plc, 4.375%	600,000	640,500
Trading Companies and Distributors — 0.9%
Air Lease Corp., 4.65%	1,660,000	1,724,325
Aircastle Ltd., 5.25%(1)	1,800,000	1,822,500
		3,546,825
TOTAL PREFERRED STOCKS (Cost $19,176,104)		19,644,511
EXCHANGE-TRADED FUNDS — 3.1%
SPDR Blackstone Senior Loan ETF	179,330	8,301,186
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	152,528	4,206,722
TOTAL EXCHANGE-TRADED FUNDS (Cost $12,287,455)		12,507,908
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.5%
Brazil — 0.3%
Brazilian Government International Bond, 6.00%, 4/7/26	1,200,000	1,403,838
Dominican Republic — 0.3%
Dominican Republic International Bond, 6.875%, 1/29/26	1,000,000	1,161,100
Egypt — 0.4%
Egypt Government International Bond, 5.875%, 6/11/25	1,500,000	1,599,019

Namibia — 0.4%
Namibia International Bond, 5.25%, 10/29/25	1,400,000	1,504,037
Oman — 0.5%
Oman Government International Bond, 4.125%, 1/17/23	1,250,000	1,284,430
Oman Government International Bond, 4.75%, 6/15/26	800,000	828,861
		2,113,291
South Africa — 0.4%
Republic of South Africa Government International Bond, 4.875%, 4/14/26	1,400,000	1,523,494
Trinidad — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	1,000,000	1,060,010
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $10,217,136)		10,364,789
BANK LOAN OBLIGATIONS(5) — 1.9%
Food and Staples Retailing — 0.2%
United Natural Foods, Inc., Term Loan B, 3.60%, (1-month LIBOR plus 3.50%), 10/22/25	874,957	876,733
Health Care Equipment and Supplies — 0.1%
Avantor Funding, Inc., USD Term Loan B3, 3.00%, (1-month LIBOR plus 2.00%), 11/21/24	530,236	531,453
Health Care Providers and Services — 0.7%
Change Healthcare Holdings LLC, 2017 Term Loan B, 3.50%, (1-month LIBOR plus 2.50%), 3/1/24	1,095,322	1,095,382
PPD, Inc., Initial Term Loan, 2.75%, (1-month LIBOR plus 2.25%), 1/13/28	1,496,250	1,496,370
		2,591,752
Hotels, Restaurants and Leisure — 0.4%
Scientific Games International, Inc., 2018 Term Loan B5, 8/14/24(6)	1,714,000	1,703,768
Pharmaceuticals — 0.5%
Bausch Health Companies Inc., 2018 Term Loan B, 3.10%, (1-month LIBOR plus 3.00%), 6/2/25	970,705	967,614
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28	1,005,480	1,000,452
		1,968,066
TOTAL BANK LOAN OBLIGATIONS (Cost $7,652,282)		7,671,772
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
PFP Ltd., Series 2019-5, Class D, VRN, 2.72%, (1-month LIBOR plus 2.65%), 4/14/36(1) (Cost $1,950,000)	1,950,000	1,945,151
CONVERTIBLE BONDS — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22 (Cost $1,727,969)	1,700,000	1,714,960
TEMPORARY CASH INVESTMENTS — 6.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $8,715,901), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $8,544,663)		8,544,661
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 2/15/43, valued at $14,528,967), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $14,244,008)		14,244,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,267,389	4,267,389
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,056,050)		27,056,050
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $414,002,747)		417,942,722
OTHER ASSETS AND LIABILITIES — (2.5)%		(10,368,383)
TOTAL NET ASSETS — 100.0%		$407,574,339

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	433	September 2021	$95,398,695	$(152,178)

^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	112	September 2021	$14,840,000	$(53,260)
U.S. Treasury 10-Year Ultra Notes	36	September 2021	5,299,313	(76,164)
U.S. Treasury 5-Year Notes	692	September 2021	85,413,344	216,313
			$105,552,657	$86,889

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 36	Buy	(5.00)%	6/20/26	$16,500,000	$(1,558,566)	$(138,149)	$(1,696,715)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $214,579,096, which represented 52.6% of total net assets. Of these securities, 2.7% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Perpetual maturity with no stated maturity date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,733,158.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	173,425,632	—
Collateralized Mortgage Obligations	—	61,775,247	—
Collateralized Loan Obligations	—	50,683,118	—
U.S. Treasury Securities	—	28,982,565	—
Asset-Backed Securities	—	22,171,019	—
Preferred Stocks	—	19,644,511	—
Exchange-Traded Funds	12,507,908	—	—
Sovereign Governments and Agencies	—	10,364,789	—
Bank Loan Obligations	—	7,671,772	—
Commercial Mortgage-Backed Securities	—	1,945,151	—
Convertible Bonds	—	1,714,960	—
Temporary Cash Investments	4,267,389	22,788,661	—
	16,775,297	401,167,425	—
Other Financial Instruments
Futures Contracts	216,313	—	—

Liabilities
Other Financial Instruments
Futures Contracts	281,602	—	—
Swap Agreements	—	1,696,715	—
	281,602	1,696,715	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.